Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Shareholder transaction reserve [Member]	Former Parent company investment [Member]	Translation reserve [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2014			$ 1,227,325	$ 28,440	$ (25,274)		$ 1,230,491	$ 207,207	$ 1,437,698
Share based payments					556		556	320	876
Dividend to holders of non-controlling interests subsidiaries								(12,340)	(12,340)
Sale of colombian assets						(1,222)	(1,222)	(18,078)	(19,300)
Reclassification of net loss (pre spin-off)			8,552			(8,552)
Contribution from former parent company			34,271				34,271		34,271
Issuance of shares of subsidiary to holders of non-controlling interests								6,110	6,110
Distribution of dividend in kind	(14,062)			498		(241,741)	(255,305)		(255,305)
Issuance of common stock and reclassification of former parent company investment in connection with the spin-off	1,281,272		(1,283,550)	(28,440)	30,718
Post spin-off restatement			13,402			(13,402)
Total comprehensive income for the year
Net profit for the year						72,992	72,992	22,900	95,892	[1]
Other comprehensive income/(loss) for the year, net of tax				(17,414)	(3,788)	633	(20,569)	(3,778)	(24,347)
Balance at Dec. 31, 2015	1,267,210			(16,916)	2,212	(191,292)	1,061,214	202,341	1,263,555
Share based payments	240				307		547	285	832
Dividend to holders of non-controlling interests subsidiaries								(35,255)	(35,255)
Sale of colombian assets						670	670	20,325	20,995
Non-controlling interests in respect of business combination								2,441	2,441
Transactions with controlling shareholders		3,540					3,540		3,540
Gain in fair value of shareholder loan		23,019					23,019		23,019
Total comprehensive income for the year
Net profit for the year						(411,937)	(411,937)	17,935	(394,002)	[1]
Other comprehensive income/(loss) for the year, net of tax				(4,829)	9,056	(39)	4,188	4,891	9,079
Balance at Dec. 31, 2016	1,267,450	26,559		(21,745)	11,575	(602,598)	681,241	212,963	894,204
Share based payments	(240)				748		508	449	957
Dividend to holders of non-controlling interests subsidiaries								(33,848)	(33,848)
Capital reduction to non-controlling interests in subsidiaries								(13,805)	(13,805)
Sale of colombian assets								(8,890)	(8,890)
Non-controlling interests in respect of business combination								(50)	(50)
Sale of subsidiaries - Latin America and Caribbean businesses				(5,650)	2,045		(3,605)	(170,513)	(174,118)
Dilution of investment in subsidiary				299	(4,691)	62,210	57,818	42,550	100,368
Fair value of shareholder loan		(23,019)					(23,019)		(23,019)
Total comprehensive income for the year
Net profit for the year						236,590	236,590	31,530	268,120
Other comprehensive income/(loss) for the year, net of tax				25,504	9,620	(1,539)	33,585	7,843	41,428
Balance at Dec. 31, 2017	$ 1,267,210	$ 3,540		$ (1,592)	$ 19,297	$ (305,337)	$ 983,118	$ 68,229	$ 1,051,347

[1]	Restated (See note 2.E and 28)